INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES
Schedule of the Company's net deferred tax asset

	2012	2011
Net operating loss carryforwards	$72,756,414	$63,969,813
Tax basis in intangible assets	3,868,769	4,095,269
Deferred financing costs for tax	8,644,459	7,010,462
Research and development credits	9,142,943	8,266,610
Stock option expense	3,028,904	2,754,981
Other	46,506	448,140

	97,487,995	86,545,275
Valuation allowance	(97,487,995)	(86,545,275)

	$—	$—

Schedule of difference in the provision for income taxes computed by applying the statutory income rate to pre-tax income

	2012	2011	2010
Tax at U.S. federal statutory rate	$(9,562,620)	$(17,804,934)	$(15,937,695)
State taxes, net of federal benefit	(900,827)	(1,677,276)	(1,501,377)
Research and development credits	(667,308)	(1,537,863)	(966,941)
Other, net	66,244	132,491	133,932
Change in valuation allowance	10,942,720	20,887,582	18,272,081

	$(121,791)	$—	$—